Goodwill (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Aug. 04, 2025
Goodwill
Goodwill	$ 5,656,000
IC'Alps SAS
Goodwill
Percentage of issued and outstanding shares acquired			100.00%
Goodwill	$ 5,656,395	€ 4,815,338